CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 17, 2019	Dec. 31, 2018
Current assets
Cash	$ 7,996,362			$ 32,478,948				$ 27,787,314
Prepaid expenses				543,148				551,689
Total Current Assets	19,221,149			46,047,504				32,985,653
TOTAL ASSETS	39,746,218			57,031,226				40,327,720
Current liabilities
Total Liabilities	28,869,555			20,080,293				8,029,973
Common stock subject to possible redemption, 8,009,041 and shares at $10.00 per share as of September 30, 2021 and June 30, 2021	143,086,271			143,086,271	$ 93,929,920	$ 86,394,680	$ 80,397,819	106,884,111
Stockholders' (Deficit) Equity
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,002,260 shares issued and outstanding at September 30, 2021 and June 30, 2021, excluding 8,009,041 shares of common stock subject to possible redemption	1,039			856				839
Additional paid-in capital	998,110			1,611,049				1,374,319
Accumulated deficit	(136,979,761)			(107,747,243)				(75,961,522)
Total Stockholders' (Deficit) Equity	(106,135,338)	$ (122,287,890)	$ (114,572,770)	(106,135,338)		(106,135,338)		(74,586,364)		$ (56,550,017)
LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' (DEFICIT) EQUITY	39,746,218			$ 57,031,226				$ 40,327,720
LifeSci Acquisition II Corp
Current assets
Cash	200,897	416,111				25,000
Prepaid expenses	88,500	121,157
Total Current Assets	289,397	537,268				25,000
Deferred offering costs						28,000
Cash held in Trust Account	80,121,806	80,120,809
TOTAL ASSETS	80,411,203	80,658,077				53,000
Current liabilities
Accounts payable and accrued expenses	714,561	131,805				1,000
Total Liabilities	714,561	131,805				29,000
Commitments and Contingencies
Common stock subject to possible redemption, 8,009,041 and shares at $10.00 per share as of September 30, 2021 and June 30, 2021	80,090,410	80,090,410
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,002,260 shares issued and outstanding at September 30, 2021 and June 30, 2021, excluding 8,009,041 shares of common stock subject to possible redemption	201	201				216
Additional paid-in capital	998,110	998,110				24,784
Accumulated deficit	(1,392,079)	(562,449)				(1,000)
Total Stockholders' (Deficit) Equity	(393,768)	435,862			$ 23,920	24,000			$ 0
LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 80,411,203	$ 80,658,077				$ 53,000